STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 14, 2016

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Class A, Class B and Class C Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Long/Short Equity Fund:

Effective immediately, Russell Lucas of Lucas Capital Management, LLC will no longer serve as a portfolio manager of the Sterling Capital Long/Short Equity Fund. All references in the prospectuses to Russell Lucas are hereby removed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-1116-2

STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 14, 2016

TO THE

INSTITUTIONAL SHARES PROSPECTUS,

DATED FEBRUARY 1, 2016

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus, dated February 1, 2016, with respect to Sterling Capital Long/Short Equity Fund:

Effective immediately, Russell Lucas of Lucas Capital Management, LLC will no longer serve as a portfolio manager of the Sterling Capital Long/Short Equity Fund. All references in the prospectuses to Russell Lucas are hereby removed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

STATSUP-1116-1

STERLING CAPITAL FUNDS

SUPPLEMENT DATED NOVEMBER 14, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2016

This Supplement provides the following supplemental information and supersedes any information to the contrary in the Statement of Additional Information (the “SAI”) dated February 1, 2016, with respect to Sterling Capital Long/Short Equity Fund:

Effective immediately, Russell Lucas of Lucas Capital Management, LLC will no longer serve as a portfolio manager of the Sterling Capital Long/Short Equity Fund. All references in the SAI to Russell Lucas are hereby removed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAISUP-1116